Corporate Line of Credit, Pre-Closing Bridge Notes and Convertible Notes - Corporate Line of Credit and Amended Corporate Line of Credit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Corporate line of credit, net	$ 0	$ 144,403
Non-cash interest and amortization of debt issuance costs and discounts	8,191	272,667
Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Corporate line of credit, net	0	144,400
Unamortized debt discount and debt issuance costs	0	2,000
Agreed reduction in vendor and legal advisor fees	144,400
Payment of make-whole amount	4,500
Amortization of deferred debt issuance costs and discount and other debt servicing fees	6,000
Interest expense on debt	17,500	13,200
Interest expense, line of credit	11,500	12,100
Non-cash interest and amortization of debt issuance costs and discounts	6,000
Interest expense from unused commitment fee		$ 1,100
Revolving Credit Facility | Line of Credit | 2023 Credit Facility, Tranche AB
Line of Credit Facility [Line Items]
Corporate line of credit, net	$ 99,900
Fixed interest rate	8.50%
Revolving Credit Facility | Line of Credit | 2023 Credit Facility, Tranche C
Line of Credit Facility [Line Items]
Corporate line of credit, net	$ 26,500
Revolving Credit Facility | Line of Credit | 2023 Credit Facility, Tranche C | Secured Overnight Financing Rate (SOFR)
Line of Credit Facility [Line Items]
Variable interest rate (as a percent)	9.50%